Variable Interest Entities - SpringCastle & SFC Mortgage Securitizations (Details) (10-K) - USD ($) $ in Thousands												12 Months Ended
	Apr. 07, 2015	Feb. 26, 2015	Oct. 03, 2014	Mar. 26, 2014	Oct. 09, 2013	Sep. 25, 2013	Jul. 09, 2013	Jun. 19, 2013	Apr. 10, 2013	Apr. 02, 2013	Feb. 19, 2013	Dec. 31, 2013	Sep. 30, 2016	Feb. 16, 2016	Dec. 31, 2015	Dec. 15, 2015	Mar. 09, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Long-term debt, gross													$ 143,920		$ 17,738,000
Asset-backed Securities [Member] | Spring Castle Credit Funding LLC [Member]
Debt Instrument [Line Items]
Weighted average yield (as a percent)			4.68%
Debt instrument, face amount			$ 26,000
Proceeds from issuance of debt, net of price discount			26,000
Debt, unpaid principal balance																		$ 15,000
Debt instrument, face amount of notes purchased from SAC			363,000
Debt retained by co-issuers			$ 62,000
Ownership interest of noncontrolling owners			30.00%
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization														$ 400,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization																$ 225,000
Collateralized Mortgage Backed Securities [Member] | Springleaf Mortgage Loan Trust 2013 3 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												$ 23,000
Collateralized Mortgage Backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Mortgage Loan Trust 2013 3 [Member]
Debt Instrument [Line Items]
Weighted average yield (as a percent)					3.40%
Collateralized Mortgage Backed Securities [Member] | Residential Portfolio Segment [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Mortgage Loan Trust 2013 3 [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization					$ 271,000
Notes initially retained by the entity					229,000
Proceeds from notes sold under securitization transactions					$ 269,000
Collateralized Mortgage Backed Securities [Member] | Residential Portfolio Segment [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Mortgage Loan Trust 2013 2 [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization							$ 599,000
Weighted average yield (as a percent)							2.88%
Notes initially retained by the entity							$ 535,000
Proceeds from notes sold under securitization transactions							$ 591,000
Collateralized Mortgage Backed Securities [Member] | Residential Portfolio Segment [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Mortgage Loan Trust 20131 [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization									$ 783,000
Weighted average yield (as a percent)									2.85%
Notes initially retained by the entity									$ 237,000
Proceeds from notes sold under securitization transactions									$ 782,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross															$ 350,000
SpringCastle 2014-A Notes, Class D [Member] | Springleaf Acquisition Corporation [Member]
Debt Instrument [Line Items]
Long-term debt, gross																	$ 131,000
SpringCastle 2014-A Notes, Class C [Member] | Springleaf Acquisition Corporation [Member]
Debt Instrument [Line Items]
Long-term debt, gross																	$ 232,000
Senior Subordinated Notes [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Additional debt of senior asset-backed notes								$ 112,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015 B [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization	$ 314,000
Weighted average yield (as a percent)	3.84%
Proceeds from notes sold under securitization transactions	$ 314,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015-A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization		$ 12,000
Weighted average yield (as a percent)		3.58%
Proceeds from notes sold under securitization transactions		$ 12,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2014 A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization				$ 559,000
Weighted average yield (as a percent)				2.62%
Notes initially retained by the entity				$ 33,000
Proceeds from notes sold under securitization transactions				$ 559,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 BAC [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization						$ 500,000,000,000
Proceeds from notes sold under securitization transactions						$ 500,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization								$ 256,000
Weighted average yield (as a percent)								4.11%
Proceeds from notes sold under securitization transactions								$ 255,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization											$ 568,000
Weighted average yield (as a percent)											2.83%
Notes initially retained by the entity											$ 36,000
Proceeds from notes sold under securitization transactions											$ 568,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Co-Issuer LLCs [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization										$ 22,000
Payment for notes acquired by initial purchasers										22,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Spring Castle Acquisition LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Co-Issuer LLCs [Member]
Debt Instrument [Line Items]
Advance reserve requirement on notes acquired										$ 10,000
Weighted average yield (as a percent)										3.75%
Notes initially retained by the entity										$ 372,000
Additional debt of senior asset-backed notes										$ 357,000
Consumer Loan [Member] | Senior Subordinated Notes [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Notes initially retained by the entity								30,000
Consumer Loan [Member] | Senior Notes [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Notes initially retained by the entity								$ 114,000
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Springleaf Mortgage Loan Trust 2013 3 [Member]
Debt Instrument [Line Items]
Proceeds from notes sold under securitization transactions												23,000
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Springleaf Mortgage Loan Trust 2013 2 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												149,000
Proceeds from notes sold under securitization transactions												158,000
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Springleaf Mortgage Loan Trust 2012 2 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												21,000
Proceeds from notes sold under securitization transactions												20,000
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Spring leaf Mortgage Loan Trust 20123 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												8,000
Proceeds from notes sold under securitization transactions												$ 8,000